Regulatory matters - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,395.9	$ 1,321.0
Less: current regulatory assets	(205.1)	(194.9)
Non-current regulatory assets	1,190.8	1,126.1
Total regulatory liabilities	650.7	636.3
Less: current regulatory liabilities	(65.8)	(76.7)
Non-current regulatory liabilities	584.9	559.6
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	242.5	256.7
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	199.5	188.9
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	161.9	138.8
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	19.6	30.9
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	8.7	8.5
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1.2	1.8
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	17.3	10.7
Securitized costs, net
Regulatory Liabilities [Line Items]
Total regulatory assets	260.0	285.6
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	244.1	178.4
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	184.5	198.2
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	139.7	128.3
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	116.1	108.5
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	96.9	96.7
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	72.6	62.3
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	47.1	51.8
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	41.9	40.5
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	13.4	14.6
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	11.5	11.7
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	9.9	11.2
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	8.7	9.8
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	3.5	12.8
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 146.0	$ 110.6